Notes to the consolidated cash flow statements - Details of the assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Assets:
Cash and balances with central banks	$ 95,907	$ 102,522	$ 117,886
Other financial assets	11,266	6,219	7,343
Intangible assets	10,708	10,886	10,724
Total assets	1,052,661	1,029,774	1,019,108
Liabilities:
Other financial liabilities	54,392	44,870	60,102
Provisions	2,414	2,777	2,424
Total equity attributable to owners of WBC	$ 72,522	$ 72,495	72,624
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks			18
Other financial assets			18
Intangible assets			55
Total assets			91
Liabilities:
Other financial liabilities			22
Provisions			1
Total Liabilities			23
Total equity attributable to owners of WBC			$ 68